Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of accounts receivable, net
Accounts receivable, net, as of December 31, 2021 and 2022 consisted of the following (in thousands):

	As of December 31,
	2021	2022
Accounts receivable, net
Accounts receivable	$94,908	$81,453
Less: Allowance for credit losses	(12,358)	(13,912)

	$82,550	$67,541

Schedule of aging analysis of accounts receivable
The following table presents the aging analysis of accounts receivable as of December 31, 2021 and 2022 (in thousands):

	As of December 31,
	2021	2022
Less than 179 days	$79,155	$63,744
180-359 days	7,437	4,526
360 days and greater	8,316	13,183

Total	$94,908	$81,453

Schedule of the movement of allowance for credit losses
The movement of allowance for credit losses for the years ended December 31, 2020, 2021 and 2022 was as follows (in thousands):

	For the year ended December 31,
	2020	2021	2022

Balance at the beginning of year	$3,956	$7,007	$12,358

Changes on initial application of ASU 2016-13 (1)	3,383	0	0
Additional allowance for credit losses, net of recoveries	2,419	6,292	3,279

Write-offs	(3,231)	(1,155)	(585)
Exchange difference	480	214	(1,140)

Balance at the end of year	$7,007	$12,358	$13,912
Note (1): The Company adopted ASU
2016-13
using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening Consolidated Balance Sheet on January 1, 2020.

Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Leasehold and building improvements	Lesser of term of the lease or the estimated useful lives of the assets
Vehicles	4
Office furniture	5
Computer equipment and hardware	4-5

Estimated useful lives of intangible assets
The estimated useful lives of the Group’s intangible assets are listed below:

Intangible Assets	Estimated Useful Lives (years)
Purchased video content	1 month to 2 years
Computer software	1-5
Developed technologies	3-10
Domain names and trademarks	4-30
Operating rights for licensed games	over the contract terms

ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues disaggregated by products and services
The following table presents the Group’s revenues disaggregated by products and services:

	Year Ended December 31, 2020 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$86,293	0	86,293
Sohu Video	25,312	0	25,312
Focus	23,281	0	23,281
17173.com Website	0	11,640	11,640
Online games:
PC games	0	353,737	353,737
Mobile games	0	182,947	182,947
Others	66,658	22	66,680

Total	$201,544	548,346	749,890

	Year Ended December 31, 2021 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$75,408	0	75,408
Sohu Video	26,803	0	26,803
Focus	22,013	0	22,013
17173.com Website	0	10,743	10,743
Online games:
PC games	0	469,332	469,332
Mobile games	0	168,893	168,893
Others	62,382	2	62,384

Total	$186,606	648,970	835,576

	Year Ended December 31, 2022 (in thousands)
	Sohu	Changyou	Total

Brand advertising:
Sohu Media Portal	$60,789	0	60,789
Sohu Video	19,620	0	19,620
Focus	15,962	0	15,962
17173.com Website	0	6,862	6,862
Online games:
PC games	0	425,744	425,744
Mobile games	0	159,680	159,680
Others	45,215	0	45,215

Total	$141,586	592,286	733,872